Note 8 - Income Taxes 1 (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 4,735	$ (4,637)
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards	36,700
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	37,600
Pieris Pharmaceuticals, Inc. [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	11,900
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Pieris Pharmaceuticals, Inc. [Member] | Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards	43,400
Pieris Pharmaceuticals, Inc. [Member] | Domestic Tax Jurisdiction [Member] | Research and Development Tax [Member
Tax Credit Carryforward, Amount	$ 500	300
Pieris Pharmaceuticals, Inc. [Member] | Domestic Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2019 2020 2021 2022 2023
Pieris Pharmaceuticals, Inc. [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 46,700
Pieris Pharmaceuticals, Inc. [Member] | State and Local Jurisdiction [Member] | Research and Development Tax [Member
Tax Credit Carryforward, Amount	100	$ 100
Pieris Pharmaceuticals, Inc. [Member] | Foreign Tax Jurisdiction [Member] | Corporate Income Tax [Member]
Operating Loss Carryforwards	187,600
Pieris Pharmaceuticals, Inc. [Member] | Foreign Tax Jurisdiction [Member] | Trade Tax [Member]
Operating Loss Carryforwards	$ 183,700